CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses
Field camps expenses	$ 25,654	$ 188,522	$ 393,159
Geophysics	0	18,905	0
Geochemistry	0	0	2,891
Drilling	0	93,138	0
Consulting fees - related parties	108,432	111,655	131,736
Consulting fees - others	0	32,357	0
Professional fees	74,728	114,038	266,042
General and administrative expenses	122,837	329,933	321,808
Depreciation	10,909	50,450	46,981
Net operating loss	(342,560)	(938,998)	(1,162,617)
Other income	57,272	2,290	2,209
Gain on common share purchase warrants	10,863	755,862	105,739
Net loss from continuing operations	(274,425)	(180,846)	(1,054,669)
Net loss from discontinued operations	0	0	(107,956)
Net loss and comprehensive loss	$ (274,425)	$ (180,846)	$ (1,162,625)
Basic and diluted loss per common share from continuing operations	$ 0.00	$ 0.00	$ (0.02)
Basic and diluted loss per common share from discontinued operations	0.00	0.00	0.00
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ (0.02)
Weighted average number of basic and diluted common shares outstanding	95,253,840	90,116,854	73,633,292